Cash and cash equivalents - Presented in currency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 1,379,473	¥ 1,907,776	¥ 1,399,370	¥ 3,055,194
USD
Cash and cash equivalents in currencies
Cash and cash equivalents	771,502	313,559
RMB
Cash and cash equivalents in currencies
Cash and cash equivalents	379,629	1,045,135
HKD
Cash and cash equivalents in currencies
Cash and cash equivalents	210,492	530,861
SGD
Cash and cash equivalents in currencies
Cash and cash equivalents	5,796	13,821
IDR
Cash and cash equivalents in currencies
Cash and cash equivalents	941	1,680
MYR
Cash and cash equivalents in currencies
Cash and cash equivalents	4	1,585
PHP
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 11,109	¥ 1,135